Document and Entity Information	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	TAILWIND ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001814215
Amendment Flag	false